Fair Value Measurements - Financial Instruments Not Reported at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets (liabilities)
Mortgage loans	$ 19,722.4	$ 18,908.3
Policy loans	770.2	705.0
Reinsurance deposit receivable	7,900.9
Long-term debt	(67.8)	(54.0)
Carrying amount
Assets (liabilities)
Mortgage loans	19,722.4	18,908.3
Policy loans	770.2	705.0
Other investments	230.0	290.4
Cash and cash equivalents not required to be reported at fair value	552.9	475.6
Reinsurance deposit receivable	7,900.9
Cash collateral receivable	262.8	2.0
Investment contracts	(34,919.4)	(35,249.5)
Long-term debt	(67.8)	(54.0)
Separate account liabilities	(107,227.6)	(131,096.8)
Bank deposits	(352.4)	(373.3)
Cash collateral payable	(285.1)	(204.4)
Assets (liabilities) measured at fair value
Assets (liabilities)
Mortgage loans	17,847.1	19,842.3
Policy loans	749.5	888.9
Other investments	217.4	281.2
Cash and cash equivalents not required to be reported at fair value	552.9	475.6
Reinsurance deposit receivable	6,859.9
Cash collateral receivable	262.8	2.0
Investment contracts	(31,915.2)	(35,534.9)
Long-term debt	(60.5)	(38.0)
Separate account liabilities	(106,410.4)	(130,152.8)
Bank deposits	(336.3)	(372.8)
Cash collateral payable	(285.1)	(204.4)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 1
Assets (liabilities)
Cash and cash equivalents not required to be reported at fair value	552.9	475.6
Cash collateral receivable	262.8	2.0
Cash collateral payable	(285.1)	(204.4)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 2
Assets (liabilities)
Other investments	112.9	185.0
Investment contracts	(7,278.9)	(7,454.3)
Bank deposits	(336.3)	(372.8)
Assets (liabilities) measured at fair value | Fair value hierarchy Level 3
Assets (liabilities)
Mortgage loans	17,847.1	19,842.3
Policy loans	749.5	888.9
Other investments	104.5	96.2
Reinsurance deposit receivable	6,859.9
Investment contracts	(24,636.3)	(28,080.6)
Long-term debt	(60.5)	(38.0)
Separate account liabilities	$ (106,410.4)	$ (130,152.8)